Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Equity
EQUITY
A summary of the changes in each component of accumulated other comprehensive (loss) income, net of tax for the years ended December 31, 2014 and 2013 is provided below:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post-retirement Plans	Unrealized Gains (Losses) on Available-for- Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2012	$654	$(6,250)	$145	$3	$(5,448)
Other comprehensive (loss) income before reclassifications, net	(509)	2,409	208	(100)	2,008
Amounts reclassified, pre-tax	25	906	(91)	23	863
Tax (benefit) expense reclassified	—	(332)	34	(5)	(303)
Balance at December 31, 2013	$170	$(3,267)	$296	$(79)	$(2,880)
Other comprehensive (loss) income before reclassifications, net	(1,228)	(2,708)	28	(205)	(4,113)
Amounts reclassified, pre-tax	7	416	(20)	96	499
Tax (benefit) expense reclassified	—	(150)	4	(21)	(167)
Balance at December 31, 2014	$(1,051)	$(5,709)	$308	$(209)	$(6,661)

Amounts reclassified related to our defined benefit pension and postretirement plans include amortization of prior service costs and transition obligations, and actuarial net losses recognized during each period presented. These costs are recorded as components of net periodic pension cost for each period presented (see Note 12 for additional details).
Changes in noncontrolling interests that do not result in a change of control, and where there is a difference between fair value and carrying value, are accounted for as equity transactions. A summary of these changes in ownership interests in subsidiaries and the pro-forma effect on Net income attributable to common shareowners had they been recorded through net income is provided below:

(dollars in millions)	2014	2013	2012
Net income attributable to common shareowners	$6,220	$5,721	$5,130
Transfers to noncontrolling interests:
Increase in common stock for sale of subsidiary shares	4	—	—
Decrease in common stock for purchase of subsidiary shares	(75)	(49)	(34)
Net income attributable to common shareowners after transfers to noncontrolling interests	$6,149	$5,672	$5,096